UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)

Shares	Security Description	Value	% of Net Assets
Common Stocks
Arrangement of Transportation
1,558	The Brink's Co.	63,971	2.29%

Carpets & Rugs
1,483	Mohawk Industries, Inc. *	119,011	4.27%

Computer Storage Devices
1,367	Sandisk Corp. *	65,944
4,209	Western Digital Corp.*	54,422
		120,366	4.32%
Crude Petroleum & Natural Gas
2,550	Noble Energy, Inc.	119,595
1,284	Pogo Producing Co.	75,679
2,843	Plains Exploration & Production Co.*	121,737
1,520	Questar Corp.	133,942
		450,953	16.17%

Dental Equipment & Supplies
557	Dentsply International, Inc.	30,089	1.08%

Electric Lighting & Wiring Equipment
1,159	Thomas & Betts Corp.*	39,881	1.43%

Heavy Construction Other Than Building Construction - Contractors
1,072	Jacobs Engineering Group, Inc.*	72,253	2.59%

Hospital & Medical Service Plans
1,533	Health Net, Inc.*	72,542	2.60%

Household Audio & Video Equipment
553	Harman International Industries, Inc.	56,555	2.03%

Iron & Steel Foundries
2,508	Precision Castparts Corp.	133,175	4.78%

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments
1,283	Polo Ralph Lauren Corp.	64,535	2.31%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
2,814	MDU Resources Group, Inc.	100,319	3.60%

Miscellaneous Chemical Products
1,817	Cytec Ind., Inc.	78,821	2.83%

Miscellaneous Electrical Machines
1,562	Energizer Holdings, Inc. *	88,565	3.18%

Motor Homes
887	Thor Industries, Inc.	30,158	1.08%

Motor Vehicle Parts & Accessories
1,751	Borgwarner, Inc.	98,861	3.54%

Natural Gas Transmisison & Distribution
1,131	Western Gas Resources, Inc.	57,941	2.08%

Oil & Gas Field Services, NEC
1,652	Paterson - UTI Energy, Inc.	59,604	2.14%

Retail-Apparel & Accessory Stores
1,804	Claire's Stores, Inc.	43,531	1.56%

Retail-Auto Dealers & Gasoline
1,837	Copart, Inc. *	43,849	1.57%

Retail-Family Clothing Stores
1,096	Abercombie & Fitch Co Class A	54,636
3,017	American Eagle Outfitters, Inc.	70,990
		125,626	4.50%
Retail-Hobby, Toy & Game Shops
1,897	Michaels Stores, Inc.	62,716	2.25%

Retail-Home Furniture, Furnishings & Equipment Stores
1,320	Williams Sonoma, Inc.*	50,622	1.82%

Retail-Shoe Stores
3,283	Foot Locker, Inc.	72,030	2.58%

Semiconductors & Related Devices
880	Microchip Technology, Inc.	26,506
1,847	Cree, Inc. *	46,212
892	International Recti-Fier Corp. *	40,211
		112,929	4.05%
Services-Advertising Agencies
2,539	Catalina Marketing Corp.	57,737	2.07%

Services-Commercial Physical & Biological Research
770	Covance, Inc.*	36,952	1.32%

Services-Computer Programming Services
1,420	Cognizant Tech Solutions Corp.*	66,159	2.37%

Services-Miscellaneous Health & Allied Services
1,033	Lincare Holdings, Inc. *	42,405
1,094	Renal Care Group, Inc.*	51,769
		94,174	3.38%
Services- Prepackaged Software
2,941	Activision, Inc.*	60,143	2.16%

Special Industry Machinery, NEC
2,275	Lam Research Corp. *	69,319	2.49%

Trucking
3,801	Hunt J.B.Transport Services, Inc.	72,257	2.59%

TOTAL COMMON STOCKS (Cost -$2,458,712)		$ 2,705,643	97.01%

OTHER ASSETS LESS LIABILITIES		83,296	2.99%

NET ASSETS		$ 2,788,939	100.00%

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,458,712 amounted to $246,930 which consisted of aggregate gross unrealized appreciation of $332,315 and aggregate gross unrealized depreciation of $85,385.

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)

Shares	Security Description	Value	% of Net Assets
Common Stocks
Agricultural Chemicals
741	Monsanto Co.	46,498	2.50%

Air Courier Services
381	Federal Express Corp.	33,197	1.78%

Beverages
589	Pepsico, Inc.	33,402	1.79%

Biological Products
1,085	Amgen, Inc. *	86,442	4.64%

Computer & Office Equipment
1,248	Hewlett-Packard Co.	36,442	1.96%

Computer Communications Equipment
527	Cisco Systems, Inc. *	9,444	0.51%

Crude Petroleum & Natural Gas
570	EOG Resources, Inc.	42,693
1,535	XTO Energy, Inc.	69,566
		112,259	6.03%
General Industrial Machinery & Equipment
604	Ingersoll-Rand Co.	23,091	1.24%

Hospital & Medical Service Plans
661	Coventry Health Care, Inc.*	56,859	3.05%

Electronic Computers
1,123	Apple Computer, Inc.*	60,204
733	Dell Computer Corp.*	25,069
		85,273	4.58%
Men's & Boys' Furnishgs, Work Clothing, & Allied Garments
434	V.F. Corp.	25,159	1.35%

Metalworking Machinery & Equipment
421	Black & Decker Corp.	34,560	1.85%

Miscellaneous Fabricated Metal Products
311	Parker Hannifin Corp.	20,000	1.07%

Misc Industrial & Commercial Machinery & Equipment
257	Eaton Corp.	16,332	0.88%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
1,927	Dow Chemical Co.	80,298	4.31%

Petroleum Refining
1,411	Chevrontexaco Corp.	91,334
462	Conocophillips Co.	32,298
1,447	Exxon Mobil Corp.	91,942
		215,574	11.57%
Pharmaceutical Preparations
796	Apache Corp.	59,875
1,367	Johnson & Johnson	86,504
1,128	Wyeth	52,193
		198,571	10.66%

Radiotelephone Communications
444	Alltel Corp.	28,909	1.55%

Retail-Family Clothing Stores
849	Nordstrom, Inc.	29,138
266	Sears Holding Co.*	33,098
		62,236	3.34%
Retail-Lumber & Other Building Materials Dealers
491	Lowe's Companies, Inc.	31,620
2,107	Home Depot, Inc.	80,361
337	Sherwin Williams Co. Ohio	14,852
		126,833	6.81%
Semiconductors & Related Devices
2,600	Intel Corp.	64,090
932	Nvidia Corp.*	31,949
773	Q Logic Corp.*	26,437
739	Texas Instruments, Inc.	25,052
		147,528	7.92%
Services-General Medical & Surgical
1,668	Health Management Assocation, Inc. Class A	39,149	2.10%

Services-Medical Laboratories
380	Laboratory Corp American Holding*	18,510
827	Quest Diagnostics, Inc.	41,797
		60,306	3.24%
Services-Prepackaged Software
527	Adobe Systems, Inc.*	15,730
522	Autodesk, Inc.*	24,242
581	Intuit, Inc.*	26,035
3,568	Oracle Corp.*	44,243
		110,249	5.92%
Soap, Detergents, Cleaning and Sanitation Preparations
661	Procter & Gamble Co.	39,303	2.11%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.13%
342	Nucor Corp.	20,176	1.08%

Surgical & Medical Instruments
792	Boston Scientific Corp.*	18,509	0.99%

TOTAL COMMON STOCKS (Cost -$1,606,219)		$ 1,766,598	94.82%

OTHER ASSETS LESS LIABILITIES		96,523	5.18%

NET ASSETS		$ 1,863,121	100.00%

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS
At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,606,219 amounted to $ 160,380 which consisted of aggregate gross unrealized appreciation of $209,339 and aggregate gross unrealized depreciation of $48,959.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2005